Property and equipment, net - Depreciation expenses on property and equipment allocated to expense items (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Total depreciation	¥ 53,959,000	¥ 50,527,000	¥ 43,273,000
Impairment loss	7,292,000	0	0
Cost of revenues
Property and equipment, net
Total depreciation	544,000	1,022,000	1,401,000
Selling, general and administrative expenses
Property and equipment, net
Total depreciation	29,914,000	31,931,000	26,834,000
Impairment loss	454,000
Research and development expenses
Property and equipment, net
Total depreciation	23,501,000	¥ 17,574,000	¥ 15,038,000
Impairment loss	¥ 6,838,000